Right of Use Asset and Lease Liability - Schedule of maturity analysis - undiscounted contractual payments (Details)	Mar. 31, 2023 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 11,785,874
Less than 1 year [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,863,593
1 to 2 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,882,069
2 to 3 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,775,840
3 to 4 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	2,010,931
4 to 5 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	1,006,834
5 to 6 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [Line Items]
Maturity Analysis - Undiscounted Contractual Payments	$ 246,607